Operating Expenses	12 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Operating Expenses
23.
OPERATING EXPENSES

	Year ended September 30,
	2025	2024*	2023*
Cost of sales	(30,117)	(20,213)	(14,785)
Selling and distribution expenses	(43,390)	(38,304)	(28,883)
General and administrative expenses	(9,565)	(13,647)	(11,173)
Total depreciation	(83,072)	(72,164)	(54,841)

Cost of sales	(348)	(548)	(58)
Selling and distribution expenses	(26,343)	(26,740)	(26,492)
General and administrative expenses	(1,975)	(950)	(2,022)
Total amortization	(28,666)	(28,238)	(28,572)

Cost of sales	(216,126)	(193,091)	(153,868)
Selling and distribution expenses	(115,603)	(98,572)	(87,963)
General and administrative expenses	(56,790)	(52,506)	(113,905)
Total personnel costs	(388,519)	(344,169)	(355,736)

Cost of sales	(1,470)	(764)	—
Selling and distribution expenses	(289)	(126)	—
General and administrative expenses	(43)	—	—
Total impairment	(1,802)	(890)	—

*Figures for the years ended September 30, 2024 and 2023 have been conformed to the current period presentation.

Additionally, Selling and distribution expenses predominantly consists of selling and marketing expenses as well as logistics expenses. Selling and marketing expenses amount to €184.5 million, €159.2 million, and €129.5 million during the years ended September 30, 2025, 2024 and 2023, respectively. Logistics expenses amounted to €148.4 million, €149.6 million and €89.4 million during the years ended September 30, 2025, 2024 and 2023, respectively.

The personnel costs line items above capture expenses relating to social security benefits, including the governmental retirement plan in Germany and four defined contribution plans for employees in the United States as described below:

German Governmental Plan

The Company pays the employer’s contribution for the social security monthly, which includes 9.3% of the gross salary of each employee for the governmental retirement scheme.

The Company's contribution to the German Governmental Plan amounted to €19.0 million, €17.5 million and €15.0 million during the years ended September 30, 2025, 2024 and 2023, respectively.

U.S. Defined Contribution Plans

In the United States, the Company participates in three defined contribution plans ("DC plans"): Safe Harbor 401(K) Contribution, Profit Share, and Non-Qualified Deferred Compensation Plan. The Company's contribution to these DC plans amounted to €2.2 million, €1.9 million, and €1.6 million for the years ended September 30, 2025, 2024 and 2023, respectively.